COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of commitments
The Company has entered into various commitments as follows:

	Payments Due by Period
(US $ millions)	Less than 1 Year	1–5 Years	Thereafter	Total
Purchase commitments	$34	$51	$51	$136
Operating leases	6	9	6	21
Reforestation obligations	1	1	1	3
	$41	$61	$58	$160